General information	12 Months Ended
Dec. 31, 2022
General Information
General information

1	General information

Nexa Resources S.A. (“NEXA”) is a public limited liability company (société anonyme) incorporated and domiciled in the Grand Duchy of Luxembourg. Its shares are publicly traded on the New York Stock Exchange (“NYSE”).

The Company’s registered office is located at 37A, Avenue J. F. Kennedy in the city of Luxembourg in the Grand Duchy of Luxembourg.

NEXA and its subsidiaries (the “Company”) have operations that include large-scale, mechanized underground and open pit mines and smelters. The Company owns and operates three polymetallic mines in Peru, and two polymetallic mines in Brazil and currently continues the ramp-up process at its third polymetallic mine in Aripuanã, Brazil. The Company also owns and operates a zinc smelter in Peru and two zinc smelters in Brazil.

NEXA’s majority shareholder is Votorantim S.A. (“VSA”), which holds 64.68% of its equity. VSA is a Brazilian privately-owned industrial conglomerate that holds ownership interests in metal, steel, cement, and energy companies, among others.